Results by business segment (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Disclosure of operating segments

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,568	$2,860	$–	$329	$5,135	$(57)	$20,835	$14,185	$4,959	$1,691
Non-interest income	5,163	9,360	5,361	1,982	4,749	(269)	26,346	13,510	6,775	6,061
Total revenue	17,731	12,220	5,361	2,311	9,884	(326)	47,181	27,695	11,734	7,752
Provision for credit losses	2,891	214	–	6	1,239	1	4,351	2,881	949	521
Insurance policyholder benefits, claims and acquisition expense	–	–	3,683	–	–	–	3,683	1,993	–	1,690
Non-interest expense	7,946	9,212	592	1,589	5,362	57	24,758	12,513	8,380	3,865
Net income (loss) before income taxes	6,894	2,794	1,086	716	3,283	(384)	14,389	10,308	2,405	1,676
Income taxes (recoveries)	1,807	639	255	180	507	(436)	2,952	2,516	209	227
Net income	$5,087	$2,155	$831	$536	$2,776	$52	$11,437	$7,792	$2,196	$1,449
Non-interest expense includes:
Depreciation and amortization	$929	$879	$58	$217	$517	$6	$2,606	$1,587	$725	$294
Impairment of other intangibles	–	1	–	7	6	28	42	40	1	1

Total assets	$509,679	$129,706	$21,253	$230,695	$688,054	$45,161	$1,624,548	$911,932	$431,473	$281,143
Total assets include:
Additions to premises and equipment and intangibles	$722	$704	$46	$101	$452	$559	$2,584	$1,454	$706	$424

Total liabilities	$509,682	$129,673	$21,311	$230,618	$688,314	$(41,816)	$1,537,782	$825,035	$431,570	$281,177

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,653	$2,993	$–	$(44)	$4,043	$104	$19,749	$14,375	$4,058	$1,316
Non-interest income	5,212	9,150	5,710	2,389	4,245	(453)	26,253	14,037	6,411	5,805
Total revenue	17,865	12,143	5,710	2,345	8,288	(349)	46,002	28,412	10,469	7,121
Provision for credit losses	1,448	117	–	–	299	–	1,864	1,512	282	70
Insurance policyholder benefits, claims and acquisition expense	–	–	4,085	–	–	–	4,085	2,800	–	1,285
Non-interest expense	7,768	8,813	606	1,725	5,096	131	24,139	12,175	7,994	3,970
Net income (loss) before income taxes	8,649	3,213	1,019	620	2,893	(480)	15,914	11,925	2,193	1,796
Income taxes (recoveries)	2,247	663	213	145	227	(452)	3,043	2,748	133	162
Net income	$6,402	$2,550	$806	$475	$2,666	$(28)	$12,871	$9,177	$2,060	$1,634
Non-interest expense includes:
Depreciation and amortization	$632	$593	$48	$143	$408	$–	$1,824	$1,176	$486	$162
Impairment of other intangibles	–	–	–	44	2	64	110	20	54	36

Total assets	$481,720	$106,579	$19,012	$144,406	$634,313	$42,905	$1,428,935	$753,142	$399,792	$276,001
Total assets include:
Additions to premises and equipment and intangibles	$408	$565	$44	$142	$491	$621	$2,271	$1,326	$669	$276

Total liabilities	$481,745	$106,770	$19,038	$144,378	$634,126	$(40,747)	$1,345,310	$669,543	$399,800	$275,967

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.